Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents Tables
Schedule of cash and cash equivalents
	As of March 31,
	2018	2019
	$	$

Cash on hand	2	1
Bank deposits	9,347	6,874
Short term investments	1,918	1,952
	11,267	8,827